Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investment Company [Abstract]
Summary of Long Term Investments

	Equity securities without readily determinable fair value	Equity Method	Total
	RMB	RMB	RMB
Balances at January 1, 2017	10,000	—	10,000
Additions	—	6,776	6,776
Share of earnings of an equity investee	—	989	989

Balances at December 31, 2017	10,000	7,765	17,765

Additions	2,500	—	2,500
Share of earnings of an equity investee	—	1,310	1,310

Balances at December 31, 2018	12,500	9,075	21,575

Additions	2,000		2,000
Share of earnings/(loss) of an equity investee	—	(180)	(180)

Balances at December 31, 2019	14,500	8,895	23,395